Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Number of outstanding ordinary shares	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)		Accumulated deficit
Balance beginning at Dec. 31, 2013	$ 28,309	$ 986	$ 191,786	$ (4,841)	$ 1,342	[1]	$ (160,964)
Balance beginning, shares at Dec. 31, 2013		26,472,963
Issuance of shares and warrants upon public offering ($2.41 per combination), net of $1,261 issuance expenses	10,239	$ 209	10,030
Issuance of shares and warrants upon public offering ($2.41 per combination), net of $1,261 issuance expenses, shares		4,771,796
Issuance of treasury shares upon exercise of options	384		(89)	564			(91)
Issuance of treasury shares upon exercise of options, shares		152,181
Stock-based compensation related to options granted to non-employees	38		38
Stock-based compensation related to employees	1,182		1,182
Other comprehensive loss	(2,077)				(2,077)	[1]
Loss	(7,016)						(7,016)
Balance ending at Dec. 31, 2014	31,059	$ 1,195	202,947	(4,277)	(735)	[1]	(168,071)
Balance ending, shares at Dec. 31, 2014		31,396,940
Issuance of shares upon public offering ($1.65 per share), net of $1,126 issuance expenses	11,524	$ 302	11,222
Issuance of shares upon public offering ($1.65 per share), net of $1,126 issuance expenses, shares		7,666,665
Issuance of treasury shares upon exercise of options	153		(42)	213			(18)
Issuance of treasury shares upon exercise of options, shares		57,593
Stock-based compensation related to options granted to non-employees	35		35
Stock-based compensation related to employees	1,031		1,031
Other comprehensive loss	(1,655)				(1,655)	[1]
Loss	(4,799)						(4,799)
Balance ending at Dec. 31, 2015	37,348	$ 1,497	215,193	(4,064)	(2,390)	[1]	(172,888)
Balance ending, shares at Dec. 31, 2015		39,121,198
Issuance of treasury shares upon exercise of options	84		(26)	197			(87)
Issuance of treasury shares upon exercise of options, shares		53,074
Stock-based compensation related to options granted to non-employees	27		27
Stock-based compensation related to employees	953		953
Other comprehensive loss	(461)				(461)	[1]
Loss	(6,213)						(6,213)
Balance ending at Dec. 31, 2016	$ 31,738	$ 1,497	$ 216,147	$ (3,867)	$ (2,851)	[1]	$ (179,188)
Balance ending, shares at Dec. 31, 2016		39,174,272

[1]	Relates to foreign currency translation adjustments.